LAND USE RIGHTS, NET (Tables)	9 Months Ended
Sep. 30, 2017
LAND USE RIGHTS, NET [Abstract]
Schedule of Land Use Rights
Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 to 70 years, as applicable, in the PRC.

	2016	2017
	December 31	September 30
	RMB	RMB
Land use rights	495,555,226	498,028,567
Less: accumulated amortization	(44,614,631)	(50,412,693)
Land use rights, net	450,940,595	447,615,874